Document and Entity Information	Nov. 22, 2024
Cover [Abstract]
Entity Incorporation State Country Code	DE
Amendment Flag	false
Entity Central Index Key	0001597553
Document Type	8-K
Document Period End Date	Nov. 22, 2024
Entity Registrant Name	Sage Therapeutics, Inc.
Entity File Number	001-36544
Entity Tax Identification Number	27-4486580
Entity Address, Address Line One	55 Cambridge Parkway
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	(617)
Local Phone Number	299-8380
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	SAGE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false